UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended December 31, 2007

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Brigade Capital Management, LLC

Address:  717 Fifth Avenue, Suite 1301
          New York, New York 10022

13F File Number: 028-XXXXX

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Donald E. Morgan, III
Title:    Managing Member
Phone:    (212) 745-9700

Signature, Place and Date of Signing:


/s/ Donald E. Morgan, III       New York, NY               February 14, 2008
--------------------------     ----------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  53

Form 13F Information Table Value Total: $385,232
                                         (thousands)

List of Other Included Managers:

No.  Form 13F File Number     Name
---  --------------------     ----

1.   028-XXXXX                Brigade Leveraged Capital Structures Fund Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                          December 31, 2007
                                                           MARKET
                                  TITLE OF                  VALUE  SHRS OR    SH/ PUT/    INVESTMENT   OTHR
       NAME OF ISSUER             SECURITY        CUSIP    (X1000) PRN AMT    PRN CALL    DISCRETION   MNGS   SOLE      SHARED NONE
       --------------             --------        -----    ------- -------    --- ----    ----------   ----   ----      ------ ----
ABITIBIBOWATER INC            COM               003687100   6,215     301,535 SH        SHARED-DEFINED   1       301,535   0     0
ABITIBIBOWATER INC            COM               003687100   1,597      77,500 SH  PUT   SHARED-DEFINED   1        77,500   0     0
ALLIANCE ONE INTL INC         COM               018772103   1,832     450,000 SH        SHARED-DEFINED   1       450,000   0     0
BEST BUY INC                  COM               086516101   4,712      89,500 SH  PUT   SHARED-DEFINED   1        89,500   0     0
BON-TON STORES INC            COM               09776J101   4,745     500,000 SH        SHARED-DEFINED   1       500,000   0     0
CAPITAL ONE FINL CORP         COM               14040H105   7,089     150,000 SH  PUT   SHARED-DEFINED   1       150,000   0     0
CARMIKE CINEMAS INC           COM               143436400     363      50,000 SH        SHARED-DEFINED   1        50,000   0     0
COUNTRYWIDE FINANCIAL CORP    DBCV 4/1          222372AN4  12,087  15,500,000 PRN       SHARED-DEFINED   1    15,500,000   0     0
D R HORTON INC                COM               23331A109   6,585     500,000 SH  PUT   SHARED-DEFINED   1       500,000   0     0
DENBURY RES INC               COM NEW           247916208  10,853     364,800 SH  PUT   SHARED-DEFINED   1       364,800   0     0
DOWNEY FINL CORP              COM               261018105   7,000     225,000 SH  PUT   SHARED-DEFINED   1       225,000   0     0
E TRADE FINANCIAL CORP        COM               269246104   1,598     450,000 SH  PUT   SHARED-DEFINED   1       450,000   0     0
FELCOR LODGING TR INC         COM               31430F101   8,121     520,900 SH        SHARED-DEFINED   1       520,900   0     0
FLEETWOOD ENTERPRISES INC     SDCV  5.000%12/1  339099AD5   9,791  10,500,000 PRN       SHARED-DEFINED   1    10,500,000   0     0
FREMONT GEN CORP              COM               357288109   3,763   1,075,000 SH        SHARED-DEFINED   1     1,075,000   0     0
HEALTHSOUTH CORP              COM NEW           421924309  22,252   1,059,600 SH  PUT   SHARED-DEFINED   1     1,059,600   0     0
IVAX CORP                     NOTE  4.500% 5/1  465823AG7  16,327  15,661,000 PRN       SHARED-DEFINED   1    15,661,000   0     0
LAS VEGAS SANDS CORP          COM               517834107  32,976     320,000 SH  PUT   SHARED-DEFINED   1       320,000   0     0
LEAP WIRELESS INTL INC        COM NEW           521863308   4,664     100,000 SH        SHARED-DEFINED   1       100,000   0     0
LENNAR CORP                   CL A              526057104   3,578     200,000 SH  PUT   SHARED-DEFINED   1       200,000   0     0
LIBBEY INC                    COM               529898108   5,544     350,000 SH        SHARED-DEFINED   1       350,000   0     0
LUCENT TECHNOLOGIES INC       DBCV  2.750% 6/1  549463AG2   2,738   3,000,000 PRN       SHARED-DEFINED   1     3,000,000   0     0
MCGRAW HILL COS INC           COM               580645109  21,905     500,000 SH  PUT   SHARED-DEFINED   1       500,000   0     0
MGIC INVT CORP WIS            COM               552848103   1,022      45,573 SH        SHARED-DEFINED   1        45,573   0     0
MTR GAMING GROUP INC          COM               553769100   5,811     855,744 SH        SHARED-DEFINED   1       855,744   0     0
NATIONAL HEALTH INVS INC      COM               63633D104   9,812     351,700 SH        SHARED-DEFINED   1       351,700   0     0
NEWCASTLE INVT CORP           COM               65105M108   5,803     447,800 SH  PUT   SHARED-DEFINED   1       447,800   0     0
NEWS CORP                     CL B              65248E203   8,075     380,000 SH        SHARED-DEFINED   1       380,000   0     0
NEXSTAR BROADCASTING GROUP I  CL A              65336K103   9,667   1,057,704 SH        SHARED-DEFINED   1     1,057,704   0     0
NOVASTAR FINL INC             COM NEW           669947889     140      48,600 SH  CALL  SHARED-DEFINED   1        48,600   0     0
OSI PHARMACEUTICALS INC       NOTE  3.250% 9/0  671040AD5   7,948   7,250,000 PRN       SHARED-DEFINED   1     7,250,000   0     0
PENNEY J C INC                COM               708160106   7,135     162,200 SH        SHARED-DEFINED   1       162,200   0     0
PINNACLE AIRL CORP            COM               723443107   6,103     400,212 SH        SHARED-DEFINED   1       400,212   0     0
PMI GROUP INC                 COM               69344M101     664      50,000 SH        SHARED-DEFINED   1        50,000   0     0
PMI GROUP INC                 COM               69344M101     664      50,000 SH  PUT   SHARED-DEFINED   1        50,000   0     0
PULTE HOMES INC               COM               745867101   5,270     500,000 SH  PUT   SHARED-DEFINED   1       500,000   0     0
QUEBECOR WORLD INC            COM NON-VTG       748203106     177     100,000 SH        SHARED-DEFINED   1       100,000   0     0
RELIANT ENERGY INC            COM               75952B105  15,440     588,400 SH  PUT   SHARED-DEFINED   1       588,400   0     0
SINCLAIR BROADCAST GROUP INC  NOTE  3.000% 5/1  829226AW9  21,704  24,250,000 PRN       SHARED-DEFINED   1    24,250,000   0     0
SIRIUS SATELLITE RADIO INC    NOTE  2.500% 2/1  82966UAC7  12,122  11,600,000 PRN       SHARED-DEFINED   1    11,600,000   0     0
SIX FLAGS INC                 NOTE  4.500% 5/1  83001PAJ8   5,058   7,000,000 PRN       SHARED-DEFINED   1     7,000,000   0     0
SIX FLAGS INC                 PIERS             83001P505   2,682     186,900 SH        SHARED-DEFINED   1       186,900   0     0
SPANISH BROADCASTING SYS INC  CL A              846425882   1,398     755,554 SH        SHARED-DEFINED   1       755,554   0     0
SPANSION INC                  COM CL A          84649R101   1,469     373,700 SH  CALL  SHARED-DEFINED   1       373,700   0     0
SPECTRUM BRANDS INC           COM               84762L105   1,557     292,200 SH        SHARED-DEFINED   1       292,200   0     0
STREETTRACKS GOLD TR          GOLD SHS          863307104   4,123      50,000 SH        SHARED-DEFINED   1        50,000   0     0
TITAN INTL INC ILL            COM               88830M102  14,067     450,000 SH        SHARED-DEFINED   1       450,000   0     0
TOLL BROTHERS INC             COM               889478103  13,039     650,000 SH  PUT   SHARED-DEFINED   1       650,000   0     0
UNITEDHEALTH GROUP INC        COM               91324P102   7,682     132,000 SH        SHARED-DEFINED   1       132,000   0     0
VERASUN ENERGY CORP           COM               92336G106   1,528     100,000 SH  PUT   SHARED-DEFINED   1       100,000   0     0
WASHINGTON MUT INC            COM               939322103   2,042     150,000 SH  PUT   SHARED-DEFINED   1       150,000   0     0
WELLCARE HEALTH PLANS INC     COM               94946T106   8,058     190,000 SH        SHARED-DEFINED   1       190,000   0     0
WYNN RESORTS LTD              COM               983134107   8,410      75,000 SH  PUT   SHARED-DEFINED   1        75,000   0     0

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